Share based payment - Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes (Detail)																																12 Months Ended
	Jul. 01, 2026 € / shares	Feb. 15, 2026 $ / shares	Feb. 15, 2026 ₨ / shares	Nov. 15, 2025 $ / shares	Nov. 15, 2025 ₨ / shares	Oct. 01, 2025 $ / shares	Sep. 15, 2025 $ / shares	Sep. 15, 2025 ₨ / shares	Aug. 23, 2025 $ / shares	May 01, 2025 € / shares	Apr. 01, 2025 $ / shares	Feb. 10, 2025 $ / shares	Oct. 23, 2024 $ / shares	Aug. 23, 2024 $ / shares	May 24, 2024 $ / shares	May 15, 2024 $ / shares	Apr. 10, 2024 $ / shares	Apr. 01, 2024 $ / shares	Feb. 15, 2024 $ / shares	Nov. 01, 2023 $ / shares	Oct. 27, 2023 $ / shares	Sep. 13, 2023 $ / shares	Aug. 23, 2023 $ / shares	Jul. 07, 2023 $ / shares	Jun. 05, 2023 $ / shares	Mar. 15, 2023 $ / shares	Nov. 15, 2022 $ / shares	Sep. 15, 2022 $ / shares	Aug. 22, 2022 $ / shares	Jun. 10, 2022 $ / shares	Aug. 23, 2021 $ / shares	Mar. 31, 2026 shares $ / shares	Mar. 31, 2026 shares ₨ / shares	Mar. 31, 2026 shares € / shares	Mar. 31, 2025 shares
Share Based Payment Arrangements [Line Items]
Vesting period		Time linked vesting:Options shall vest upon completion of-12 months from Grant Date- 20%; 24 months from Grant Date- 20%; 36 months from Grant Date- 20%;48 months from Grant Date- 20%; Performance linked vesting:Options shall vest upon completion of-12 months from Grant Date- 5%; 24 months from Grant Date- 5%; 36 months from Grant Date- 5%;48 months from Grant Date- 5%;subject to achievement of Performance Metrics	Time linked vesting:Options shall vest upon completion of-12 months from Grant Date- 20%; 24 months from Grant Date- 20%; 36 months from Grant Date- 20%;48 months from Grant Date- 20%; Performance linked vesting:Options shall vest upon completion of-12 months from Grant Date- 5%; 24 months from Grant Date- 5%; 36 months from Grant Date- 5%;48 months from Grant Date- 5%;subject to achievement of Performance Metrics	Time linked vesting:Options shall vest upon completion of-12 months from Grant Date- 20%; 24 months from Grant Date- 20%; 36 months from Grant Date- 20%;48 months from Grant Date- 20%; Performance linked vesting:Options shall vest upon completion of-12 months from Grant Date- 5%; 24 months from Grant Date- 5%; 36 months from Grant Date- 5%;48 months from Grant Date- 5%;subject to achievement of Performance Metrics	Time linked vesting:Options shall vest upon completion of-12 months from Grant Date- 20%; 24 months from Grant Date- 20%; 36 months from Grant Date- 20%;48 months from Grant Date- 20%; Performance linked vesting:Options shall vest upon completion of-12 months from Grant Date- 5%; 24 months from Grant Date- 5%; 36 months from Grant Date- 5%;48 months from Grant Date- 5%;subject to achievement of Performance Metrics		Time linked vesting:Options shall vest upon completion of-12 months from Grant Date- 20%; 24 months from Grant Date- 20%; 36 months from Grant Date- 20%;48 months from Grant Date- 20%; Performance linked vesting:Options shall vest upon completion of-12 months from Grant Date- 5%; 24 months from Grant Date- 5%; 36 months from Grant Date- 5%;48 months from Grant Date- 5%;subject to achievement of Performance Metrics	Time linked vesting:Options shall vest upon completion of-12 months from Grant Date- 20%; 24 months from Grant Date- 20%; 36 months from Grant Date- 20%;48 months from Grant Date- 20%; Performance linked vesting:Options shall vest upon completion of-12 months from Grant Date- 5%; 24 months from Grant Date- 5%; 36 months from Grant Date- 5%;48 months from Grant Date- 5%;subject to achievement of Performance Metrics
Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Settlement type																						Equity Settled
2014 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																																Multiple	Multiple	Multiple
Replacement date																																August 23, 2021	August 23, 2021	August 23, 2021
Vesting period																																Time linked vesting:5 years on quarterly basis which shall commence one year after the date of original grant of option.	Time linked vesting:5 years on quarterly basis which shall commence one year after the date of original grant of option.	Time linked vesting:5 years on quarterly basis which shall commence one year after the date of original grant of option.
Exercise period																																Within 10 years from the replacement date	Within 10 years from the replacement date	Within 10 years from the replacement date
Exercise price (Absolute) | $ / shares																																$ 1.75
Settlement type																																Equity settled	Equity settled	Equity settled
Number of options outstanding																																1,000,000	1,000,000	1,000,000	1,000,000
2014 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																																5 years	5 years	5 years
2016 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																																Multiple	Multiple	Multiple
Replacement date																																August 23, 2021	August 23, 2021	August 23, 2021
Vesting period																																Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.Performance linked vesting:The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPL are available.	Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.Performance linked vesting:The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPL are available.	Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.Performance linked vesting:The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPL are available.
Exercise period																																Within 10 years from the replacement date	Within 10 years from the replacement date	Within 10 years from the replacement date
Exercise price (Absolute) | $ / shares																																$ 2.73
Settlement type																																Equity settled	Equity settled	Equity settled
Number of options outstanding																																1,000,000	1,000,000	1,000,000	1,000,000
2016 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																																5 years	5 years	5 years
2016 Stock Option Plan | Performance Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																																3 years	3 years	3 years
2017 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																																Multiple	Multiple	Multiple
Replacement date																																August 23, 2021	August 23, 2021	August 23, 2021
Vesting period																																Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.	Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.	Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.
Exercise period																																Within 10 years from the replacement date	Within 10 years from the replacement date	Within 10 years from the replacement date
Exercise price (Absolute) | $ / shares																																$ 4.53
Settlement type																																Equity settled	Equity settled	Equity settled
Number of options outstanding																																7,000,000	7,000,000	7,000,000	7,000,000
2017 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options																																50.00%	50.00%	50.00%
Vesting Period For Grants Under Share Based Payment Arrangement Options																																5 years	5 years	5 years
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options																																50.00%	50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options																																5 years	5 years	5 years
2018 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																																Multiple	Multiple	Multiple
Replacement date																																August 23, 2021	August 23, 2021	August 23, 2021
Vesting period																																Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.	Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.	Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.
Exercise period																																Within 10 years from the replacement date	Within 10 years from the replacement date	Within 10 years from the replacement date
Exercise price (Absolute) | $ / shares																																$ 5.6
Settlement type																																Equity settled	Equity settled	Equity settled
Number of options outstanding																																0	0	0	1,000,000
2018 Stock Option Plan | Bottom of Range | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price (Absolute) | $ / shares																																$ 5.33
2018 Stock Option Plan | Top of Range | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price (Absolute) | $ / shares																																$ 5.53
2018 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options																																50.00%	50.00%	50.00%
Vesting Period For Grants Under Share Based Payment Arrangement Options																																5 years	5 years	5 years
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options																																50.00%	50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options																																5 years	5 years	5 years
2011 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																																Multiple	Multiple	Multiple
Replacement date																																August 23, 2021	August 23, 2021	August 23, 2021
Vesting period																																Time linked vesting:5 years from the original grant date.	Time linked vesting:5 years from the original grant date.	Time linked vesting:5 years from the original grant date.
Exercise period																																Within 10 years from the replacement date	Within 10 years from the replacement date	Within 10 years from the replacement date
Exercise price (Absolute) | $ / shares																																$ 1.33
Settlement type																																Equity settled	Equity settled	Equity settled
Number of options outstanding																																1,000,000	1,000,000	1,000,000	1,000,000
2011 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																																5 years	5 years	5 years
2021 Incentive Plan
Share Based Payment Arrangements [Line Items]
Grant date						October 01, 2025			August 23, 2025		April 01, 2025	February 10, 2025	October 23, 2024	August 23, 2024		May 15, 2024	April 10, 2024		February 15, 2024	Novemeber 1, 2023	October 27, 2023	September 13, 2023	August 23, 2023	July 7, 2023		March 15, 2023	November 15, 2022	September 15, 2022	August 22, 2022	June 10, 2022	August 23, 2021	March 15, 2022	March 15, 2022	March 15, 2022
Exercise period						Within 8 years from the date of grant upon vesting			Within 10 years from the date of grant upon vesting		Within 8 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 8 years from date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 8 years from date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 8 years from date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting
Exercise price (Absolute) | $ / shares						$ 0.0001			$ 10		$ 0.0001	$ 6.38	$ 5.95	$ 10		$ 6.06	$ 6.84		$ 6.84	$ 5.78	$ 5.34	$ 5.87	$ 10	$ 5.48	$ 5.34	$ 5.85	$ 6.83	$ 10	$ 10	$ 10	$ 10	$ 10
Settlement type						Equity Settled			Equity Settled		Equity Settled	Equity Settled	Equity Settled	Equity Settled		Equity Settled	Equity Settled		Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options									12.50%			80.00%	80.00%	12.50%		80.00%	80.00%		80.00%	80.00%	80.00%	80.00%	12.50%	80.00%	80.00%	80.00%	80.00%	80.00%	12.50%		6.25%	80.00%	80.00%	80.00%
Vesting Period For Stock Options Under Share Based Payment Arrangement Options												4 years	4 years			4 years	4 years		4 years	4 years	4 years	4 years		4 years	4 years	4 years	4 years	4 years	2 years		4 years	4 years	4 years	4 years
Percentage Of Stock Options Will Vest In Each Quarter Under Share Based Payment Arrangement Options												5.00%	5.00%			5.00%	5.00%		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%				5.00%	5.00%	5.00%
2021 Incentive Plan | Grant One
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options																														80.00%
Vesting Period For Stock Options Under Share Based Payment Arrangement Options																														4 years
Percentage Of Stock Options Will Vest In Each Quarter Under Share Based Payment Arrangement Options																														5.00%
2021 Incentive Plan | Grant Two
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options																														80.00%
Vesting Period For Stock Options Under Share Based Payment Arrangement Options																														4 years
Percentage Of Stock Options Will Vest In Each Quarter Under Share Based Payment Arrangement Options																														5.00%
2021 Incentive Plan | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Grant date									August 23, 2025
Exercise period									Within 8 years from the date of grant upon vesting
Exercise price (Absolute) | $ / shares									$ 0.0001
Settlement type									Equity Settled
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options									100.00%
2021 Incentive Plan | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options						100.00%					100.00%				100.00%			100.00%				100.00%
2021 Incentive Plan | Restricted Stock Units (RSUs) and Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Grant date															May 24, 2024			April 1, 2024				September 13, 2023			June 5, 2023
Exercise price (Absolute) | $ / shares															$ 0.0001			$ 0.0001				$ 0.0001
Settlement type															Equity Settled			Equity Settled
2021 Incentive Plan | Bottom of Range
Share Based Payment Arrangements [Line Items]
Grant date																																August 23, 2021	August 23, 2021	August 23, 2021
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options												20.00%	20.00%			20.00%	20.00%		20.00%	20.00%	20.00%	20.00%		20.00%	20.00%	20.00%	20.00%	20.00%				20.00%	20.00%	20.00%
Vesting Period For Remaining Stock Options Under Share Based Payment Arrangement Options												1 year	1 year			1 year	1 year		1 year							1 year	1 year	1 year
2021 Incentive Plan | Bottom of Range | Grant One
Share Based Payment Arrangements [Line Items]
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options																														20.00%
2021 Incentive Plan | Bottom of Range | Grant Two
Share Based Payment Arrangements [Line Items]
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options																														20.00%
2021 Incentive Plan | Top of Range
Share Based Payment Arrangements [Line Items]
Grant date																																November 15, 2021	November 15, 2021	November 15, 2021
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options												60.00%	60.00%			60.00%	60.00%		60.00%	60.00%	60.00%	60.00%		60.00%	60.00%	60.00%	60.00%	60.00%				60.00%	60.00%	60.00%
Vesting Period For Remaining Stock Options Under Share Based Payment Arrangement Options																																1 year	1 year	1 year
2021 Incentive Plan | Top of Range | Grant One
Share Based Payment Arrangements [Line Items]
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options																														60.00%
Vesting Period For Remaining Stock Options Under Share Based Payment Arrangement Options																														1 year
2021 Incentive Plan | Top of Range | Grant Two
Share Based Payment Arrangements [Line Items]
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options																														60.00%
Vesting Period For Remaining Stock Options Under Share Based Payment Arrangement Options																														1 year
2021 Incentive Plan | Performance Linked Vesting
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options												5.00%	5.00%			5.00%	5.00%		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%				5.00%	5.00%	5.00%
2021 Incentive Plan | Performance Linked Vesting | Grant One
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options																														5.00%
2021 Incentive Plan | Performance Linked Vesting | Grant Two
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options																														10.00%
2021 Incentive Plan | 1st Anniversary and 12 months | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options						33.00%					33.00%				33.00%			33.00%				33.00%
2021 Incentive Plan | 2nd Anniversary and 24 months | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options						33.00%					33.00%				33.00%			33.00%				33.00%
2021 Incentive Plan | 3rd Anniversary and 36 months | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options						34.00%					34.00%				34.00%			34.00%				34.00%
2021 Incentive Plan - Grant date: October 1, 2025 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0
2021 Incentive Plan - Grant date: October 1, 2025 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0
2021 Incentive Plan - Grant date: August 23, 2025
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																3,700,000	3,700,000	3,700,000
2021 Incentive Plan - Grant date: August 23, 2025 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																140,000	140,000	140,000
2021 Incentive Plan - Grant date: April 1, 2025 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																1,000,000	1,000,000	1,000,000
2021 Incentive Plan - Grant date: April 1, 2025 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																1,000,000	1,000,000	1,000,000
2021 Incentive Plan - Grant date: May 24, 2024 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: May 24, 2024 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: May 15, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: February 10, 2025
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: February 15, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: October 23, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: October 27, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																1,000,000	1,000,000	1,000,000	1,000,000
2021 Incentive Plan - Grant date: September 13, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																9,000,000	9,000,000	9,000,000	9,000,000
2021 Incentive Plan - Grant date: September 13, 2023 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	1,000,000
2021 Incentive Plan - Grant date: September 13, 2023 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	1,000,000
2021 Incentive Plan - Grant date: August 23, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																4,000,000	4,000,000	4,000,000	4,000,000
2021 Incentive Plan - Grant date: July 7, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: November 1, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: August 23, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																4,000,000	4,000,000	4,000,000
2021 Incentive Plan - Grant date: April 10, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: April 1, 2024 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: April 1, 2024 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: June 5, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: April 1, 2024 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	1,000,000
2021 Incentive Plan - Grant date: April 1, 2024 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0	0
2021 Incentive Plan - Grant date: September 15, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0
2021 Incentive Plan - Grant date: November 15, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0
2021 Incentive Plan - Grant date: August 22, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																4,000,000	4,000,000	4,000,000
2021 Incentive Plan - Grant date: March 15, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0
2021 Incentive Plan - Grant date: August 23, 2021, November 15, 2021 and March 15, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																5,000,000	5,000,000	5,000,000
2021 Incentive Plan - Grant date: August 23, 2021
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																23,000,000	23,000,000	23,000,000
2021 Incentive Plan - Grant date: June 10, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																1,000,000	1,000,000	1,000,000
2025 Employee Share Purchase Plan
Share Based Payment Arrangements [Line Items]
Grant date																																September 15, 2025	September 15, 2025	September 15, 2025
Vesting period							Grants will vest in 3 years on quarterly basis which shall commence from the date of original grant of options	Grants will vest in 3 years on quarterly basis which shall commence from the date of original grant of options
Exercise period							Within 16.92 years from the date of grant upon vesting	Within 16.92 years from the date of grant upon vesting
Exercise price (Absolute) | ₨ / shares								₨ 100
Fair value (Absolute) | ₨ / shares								₨ 100																									₨ 122.18
Vesting Period For Stock Options Under Share Based Payment Arrangement Options							3 years	3 years
Global Incentive Plan 2024
Share Based Payment Arrangements [Line Items]
Grant date										May 01, 2025
Vesting period										Grants will vest in 4 years on monthly/yearly basis which shall commence from the date of original grant of options.
Exercise period										Vested Subscription Rights can only be exercised during the Exercise Period which is maximum 10 years from the issance.
Exercise price (Absolute) | € / shares										€ 29.43
Fair value (Absolute) | € / shares										€ 11.39																								€ 11.41
Settlement type										Cash Settled
Vesting Period For Stock Options Under Share Based Payment Arrangement Options										4 years
Global Incentive Plan 2024 | Events after reporting period [member]
Share Based Payment Arrangements [Line Items]
Fair value acquisition (Absolute) | € / shares	€ 11.39
2018 Stock Option Plan Modified | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																																August 16, 2019	August 16, 2019	August 16, 2019
Replacement date																																August 23, 2021	August 23, 2021	August 23, 2021
Vesting period																																Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options.	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options.	Time linked vesting: Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options.
Exercise period																																Within 10 years from the replacement date	Within 10 years from the replacement date	Within 10 years from the replacement date
Exercise price (Absolute) | $ / shares																																$ 5.33
Settlement type																																Equity settled	Equity settled	Equity settled
Number of options outstanding																																1,000,000	1,000,000	1,000,000	1,000,000
2018 Stock Option Plan Modified | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																																5 years	5 years	5 years
2025 Employee Stock Option Plan - Grant date: 15.09.2025
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																6,000,000	6,000,000	6,000,000
2025 Employee Stock Option Plan - Grant date: 15.11.2025
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0
2025 Employee Stock Option Plan - Grant date: 15.02.2026
Share Based Payment Arrangements [Line Items]
Number of options outstanding																																0	0	0
2025 Employee Stock Option Plan
Share Based Payment Arrangements [Line Items]
Grant date		February 15, 2026	February 15, 2026	November 15, 2025	November 15, 2025		September 15, 2025	September 15, 2025
Exercise period		Option are exercisable on and from the vesting date, at any time upto August 23, 2031.	Option are exercisable on and from the vesting date, at any time upto August 23, 2031.	Option are exercisable on and from the vesting date, at any time upto August 23, 2031.	Option are exercisable on and from the vesting date, at any time upto August 23, 2031.		Option are exercisable on and from the vesting date, at any time upto August 23, 2031.	Option are exercisable on and from the vesting date, at any time upto August 23, 2031.
Exercise price (Absolute) | ₨ / shares			₨ 115		₨ 115			₨ 115
2025 Employee Stock Option Plan | Bottom of Range
Share Based Payment Arrangements [Line Items]
Fair value (Absolute) | $ / shares		$ 61.73		$ 62.43			$ 49.27																									$ 74.06
2025 Employee Stock Option Plan | Top of Range
Share Based Payment Arrangements [Line Items]
Fair value (Absolute) | $ / shares		$ 72.5		$ 72.9			$ 58.84																									$ 85.39
2025 Employee Stock Option Plan | Time Linked Vesting 12 months
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options		20.00%	20.00%	20.00%	20.00%		20.00%	20.00%
2025 Employee Stock Option Plan | Time Linked Vesting 24 months
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options		20.00%	20.00%	20.00%	20.00%		20.00%	20.00%
2025 Employee Stock Option Plan | Time Linked Vesting 36 months
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options		20.00%	20.00%	20.00%	20.00%		20.00%	20.00%
2025 Employee Stock Option Plan | Time Linked Vesting 48 months
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options		20.00%	20.00%	20.00%	20.00%		20.00%	20.00%
2025 Employee Stock Option Plan | Performance Linked Vesting 12 months
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%
2025 Employee Stock Option Plan | Performance Linked Vesting 24 months
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%
2025 Employee Stock Option Plan | Performance Linked Vesting 36 months
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%
2025 Employee Stock Option Plan | Performance Linked Vesting 48 months
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%